Income Taxes - Additional Information (Details)			12 Months Ended
	Apr. 01, 2018 HKD ($)	Jan. 01, 2008	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 KYD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 KYD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 KYD ($)	Dec. 31, 2019 HKD ($)
Income Tax Examination [Line Items]
Income tax expenses | ¥
Significant unrecognized uncertain tax positions | ¥			¥ 0			¥ 0			¥ 0
PRC Entities
Income Tax Examination [Line Items]
Effective income tax rate			25.00%	25.00%	25.00%
Operating loss carryforwards | ¥			¥ 4,295,697,000
PRC Entities | Minimum
Income Tax Examination [Line Items]
Operating loss carryforwards, expiration date			Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
PRC Entities | Maximum [Member]
Income Tax Examination [Line Items]
Operating loss carryforwards, expiration date			Dec. 31, 2031	Dec. 31, 2031	Dec. 31, 2031
PRC Entities | Subsidiaries
Income Tax Examination [Line Items]
Effective income tax rate		25.00%
Shanghai VIE | Subsidiaries
Income Tax Examination [Line Items]
Preferential tax rate percentage		15.00%
Beijing WFOE | Subsidiaries
Income Tax Examination [Line Items]
Preferential tax rate percentage		15.00%
CAYMAN ISLANDS | Company and 17 Technology Limited
Income Tax Examination [Line Items]
Taxable income				$ 0			$ 0			$ 0
Income tax expenses				$ 0			$ 0			$ 0
HONG KONG | Sunny Education (HK) Limited, 17 Vision Limited, 17 Glory Limited, and 17 Legend Limited | Subsidiaries
Income Tax Examination [Line Items]
Taxable income					$ 0			$ 0			$ 0
Income tax expenses					$ 0			$ 0			$ 0
Assessable profit benchmark	$ 2,000,000
HONG KONG | Sunny Education (HK) Limited, 17 Vision Limited, 17 Glory Limited, and 17 Legend Limited | Subsidiaries | Minimum
Income Tax Examination [Line Items]
Effective income tax rate	8.25%
HONG KONG | Sunny Education (HK) Limited, 17 Vision Limited, 17 Glory Limited, and 17 Legend Limited | Subsidiaries | Maximum [Member]
Income Tax Examination [Line Items]
Effective income tax rate	16.50%